Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended	164 Months Ended
	Jun. 30, 2012 Successor	Jun. 30, 2011 Successor	Jun. 30, 2012 Successor	Jun. 30, 2011 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Jun. 30, 2012 Successor	Aug. 31, 2009 Predecessor
Revenue
Product sales	$ 28,283	$ 0	$ 44,391	$ 0	$ 0	$ 0	$ 0	$ 44,391	$ 1,390,112
License fees			0	0	0	0	0	0	260,000
Total revenue	28,283	0	44,391	0	0	0	0	44,391	1,650,112
Cost of sales	2,094,574	0	3,647,306	0	12,796	0	12,796	3,660,103	402,458
Gross profit (loss)	(2,066,291)	0	(3,602,915)	0	(12,796)	0	(12,796)	(3,615,712)	1,247,654
Selling, general and administrative expenses	3,238,775	3,176,072	6,962,087	5,441,089	12,795,476	6,105,352	21,464,920	28,427,007	77,118,046
Research and development expenses	388,171	1,601,665	867,735	3,218,194	7,170,520	5,486,319	14,480,035	15,347,770	56,250,327
Operating loss	(5,693,237)	(4,777,737)	(11,432,737)	(8,659,283)	(19,978,792)	(11,591,671)	(35,957,751)	(47,390,489)	(132,120,719)
Other income (expense)
Interest income			0	0	0	0	1	1	6,973,954
Reorganization items, net			0	0	0	3,303	(69,174)	(69,174)	72,850,160
Other income			0	0	0	244,479	244,479	244,479	316,338
Warrant income (expense)	3,148,000	(3,510,552)	2,647,000	(9,806,882)	(4,762,694)	(465,232)	(5,547,010)	(2,900,010)	0
Derivative revaluation (expense)	(1,951,364)	(1,561,412)	(1,917,322)	(8,182,138)	(5,451,518)	0	(5,451,518)	(7,368,840)	0
Interest expense	(197,156)	(283,661)	(445,943)	(557,069)	(1,061,862)	(1,045,199)	(2,354,235)	(2,800,178)	(18,790,218)
Loss on extinguishment of debt	(4,421,184)	0	(4,421,184)	0				(4,421,184)	0
Loss from continuing operations before income taxes	(9,114,941)	(10,133,362)	(15,570,186)	(27,205,372)	(31,254,866)	(12,854,320)	(49,135,208)	(64,705,395)	(70,770,485)
Income tax benefit	54,348	0	108,695	0	0	0	0	108,696	0
Loss from continuing operations	(9,060,593)	(10,133,362)	(15,461,491)	(27,205,372)	(31,254,866)	(12,854,320)	(49,135,208)	(64,596,699)	(70,770,485)
Income (loss) from discontinued operations, net of tax	863	32,166	(5,708)	41,462	(94,475)	(25,313)	(128,271)	(133,979)	(46,351,159)
Net loss			(15,467,199)	(27,163,910)	(31,349,341)	(12,879,633)	(49,263,479)	(64,730,678)	(117,121,644)
Deemed dividend associated with beneficial conversion			0	0	0	0	0	0	(11,423,824)
Preferred stock dividends			0	0	0	0	0	0	(1,589,861)
Net loss	(9,059,730)	(10,101,196)	(15,467,199)	(27,163,910)	(31,349,341)	(12,879,633)	(49,263,479)	(64,730,678)	(130,135,329)
Per share information:
Loss from continuing operations-basic and diluted	$ (0.09)	$ (0.32)	$ (0.16)	$ (1.02)	$ (0.57)	$ (0.69)	$ (1.46)	$ (1.45)	$ (3.97)
Loss from discontinued operations-basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (2.65)
Deemed dividend associated with beneficial conversion of preferred stock			$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.65)
Preferred stock dividends			$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.09)
Net loss per common share - basic and diluted	$ (0.09)	$ (0.32)	$ (0.16)	$ (1.02)	$ (0.57)	$ (0.69)	$ (1.46)	$ (1.45)	$ (7.36)
Comprehensive loss					$ (31,349,341)	$ (12,879,633)	$ (49,349,479)
Weighted average number of basic and diluted common shares outstanding	96,798,109	31,825,735	96,307,412	26,557,261	54,857,520	18,757,756	33,664,124	44,722,395	17,678,219